Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	May. 31, 2011	Jul. 31, 2010	Dec. 31, 2009	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 27, 2015	Dec. 30, 2013	Jul. 23, 2013
Loss Contingencies [Line Items]
Bank Overdrafts						$ 0
Operating Leases [Abstract]
Gross rental commitments					$ 1,324
Annual rentals per year					142	134	$ 141
Amount received from sublease					$ 113
Loss Contingency [Abstract]
Original non cancellable lease term					Original non-cancellable lease terms typically are between 10 and 20 years
Rental income from subleases					$ 17	13	$ 15
Operating lease obligations subject to guarantees					676	756
Capital Lease Obligations					$ 10	11
Current Fiscal Year End Date					--12-31
Guarantees to bankers and other third parties					$ 24	20
Additional consideration up to					156	26
Amount payable from options					88	72
Trident V LP [Member]
Loss Contingency [Abstract]
Capital commitments			$ 25
Trident V Parallel Fund [Member]
Loss Contingency [Abstract]
Capital contributions					22
Capital commitments		$ 25
Dowling Capital Partners I [Member]
Loss Contingency [Abstract]
Capital contributions					7
Capital commitments	$ 10
Nashville property [Member]
Loss Contingency [Abstract]
Other contractual obligations					59	64
UK Pension Benefits
Loss Contingency [Abstract]
Defined Benefit Contributions salary sacrifice next fiscal year					9
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year					83
On-going Contributions [Member]
Loss Contingency [Abstract]
Pension Contributions					22
Final contingent contribution [Member]
Loss Contingency [Abstract]
Pension Contributions					8
Pension Plan [Member]
Loss Contingency [Abstract]
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year					$ 97
London headquarters building [Member]
Operating Leases [Abstract]
Term of operating lease					25 years
Gross rental commitments					$ 562	645
Annual rentals per year					$ 34	$ 36
Subleased premises					44.00%	29.00%
Term of sublease					15 years
Amount received from sublease					$ 100	$ 51
Revolving Credit Facility [Member]
Line of Credit Facility [Abstract]
Long-term Line of Credit					0
Revolving credit facility					800			$ 400	$ 800	$ 500
Scenario, Forecast [Member]
Loss Contingency [Abstract]
Defined benefit plan estimated deficit funding contributions in next fiscal year				$ 53
Scenario, Forecast [Member] | Reduction in Funding Contribution [Member]
Loss Contingency [Abstract]
Defined benefit plan estimated deficit funding contributions in next fiscal year				22
Scenario, Forecast [Member] | Cap on Funding Contribution [Member] [Member]
Loss Contingency [Abstract]
Defined benefit plan estimated deficit funding contributions in next fiscal year				$ 15
Miller Insurance Services LLP [Member]
Loss Contingency [Abstract]
Additional consideration up to					150
CKA Risk Solutions [Member]
Loss Contingency [Abstract]
Additional consideration up to					16
Gras Savoye [Member]
Loss Contingency [Abstract]
Additional consideration up to					15
Charles Monat [Member]
Loss Contingency [Abstract]
Additional consideration up to					$ 15	$ 29